Property, equipment, intangible assets and leases - Additional details (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	6.50%
Average pre-tax discount rate applied to cash flow projections	9.82%	10.47%
Rent expense from short-term leases and low-value assets	R$ 1,021	R$ 1,910
Rent expense on lease liabilities	R$ 17,795	R$ 9,615